CONSOLIDATED INCOME STATEMENTS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED INCOME STATEMENTS
Net energy expense (credit)	$ 171.3	$ (28.7)	$ 324.2